RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel, not including normal employee compensation, made during the years ended December 31, 2025, 2024 and 2023 is set out below:

	December 31, 2025	December 31, 2024	December 31, 2023
Salary (cost of sales and services)	$107,382	$284,694	$258,281
Salary (general and administrative expenses)	2,036,079	1,727,498	970,487
Share based payments	1,956,010	3,031,491	343,253
Salary (Intangible asset – software)	-	-	137,374
Salary (research and development)	125,554	123,289	83,699
Salary (Professional fees)	212,074	163,968	81,616
	$4,437,099	$5,330,940	$1,874,710

As of December 31, 2025 and 2024, $1,300 and $1,025, respectively, was owed from shareholders of the Company. Amounts owed were recorded in other receivables are non-interest bearing and unsecured.

As at December 31, 2025 and 2024, $113,892 and $233,691, respectively, was owed to directors of the Company. Amounts due are owed for consulting and director fees and were recorded in accounts payable are non-interest bearing and unsecured.